Vessels, net	6 Months Ended
Jun. 30, 2025
Vessels, net [Abstract]
Vessels, net
5. Vessels, net

The amounts reflected in “Vessels, net” in the accompanying consolidated balance sheets are analyzed as follows:

	Vessel Cost	Accumulated Depreciation	Net Book Value
Balance, December 31, 2024	$82,462	$(11,199)	$71,263
- Vessel disposal	(33,713)	8,345	(25,368)
- Depreciation for the period	-	(2,812)	(2,812)
Balance, June 30, 2025	$48,749	$(5,666)	$43,083

Vessel disposal

On January 21, 2025, the Company, through its wholly owned subsidiary Marfort, entered into an agreement with an unaffiliated party to sell the vessel M/V Salt Lake City for a sale price of $16,100, before commissions and other sale expenses. The vessel was delivered to its buyers on February 13, 2025. Upon conclusion of the sale, the Company recognized a loss of $662 related to the sale, being the difference of the sale price and i) its carrying amount and unamortized dry-docking costs as of the delivery date of $16,356 plus ii) commissions and other sale expenses of $406, which is separately reflected in “Loss on sale of vessels” in the accompanying 2025 unaudited interim consolidated statement of comprehensive loss.

On June 2, 2025, the Company, through its wholly owned subsidiary Cypres, entered into an agreement with an unaffiliated party to sell the vessel M/V Protefs for a sale price of $7,000, before commissions and other sale expenses. The vessel was delivered to its buyers on June 12, 2025. Upon conclusion of the sale, the Company recognized a loss of $2,773 related to the sale, being the difference of the sale price and i) its carrying amount and unamortized dry-docking costs as of the delivery date of $9,443 plus ii) commissions and other sale expenses of $330, which is separately reflected in “Loss on sale of vessels” in the accompanying 2025 unaudited interim consolidated statement of comprehensive loss.

Vessel impairment

On April 30, 2024, the Company, through its wholly owned subsidiary Darrit, entered into an agreement with an unrelated party to sell the vessel Baltimore for a sale price of $18,250, before commissions and other sale expenses. On April 25, 2024, according to the provisions of ASC 360, the vessel was classified in current assets as held for sale and was measured at its fair value (as determined through Level 1 inputs of the fair value hierarchy by reference to its agreed sale price as per the memorandum of agreement terms) less estimated costs to sell, which was lower than the vessel’s carrying amount. Such classification resulted in an impairment loss of $1,087 which is separately presented in “Impairment loss” in the accompanying unaudited interim consolidated statement of comprehensive loss for the six-month period ended June 30, 2024. No additional impairment loss was recognized upon remeasurement on June 30, 2024. No impairment loss was recognized during the six-month period ended June 30, 2025.